Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss	$ (2,314,326)	$ (2,137,959)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of asset retirement obligation	0	367
Accretion of discounts on notes payable	421,083	12,766
Amortization of service contracts	119,167	52,884
Depreciation and amortization expense	118,822	12,104
Loss on extinguishment of debt	73,750	0
Unrealized loss on equity securities	38,923	0
(Gain) loss on change in derivative liability	(224,529)	657,776
Impairment Loss	323,200	345,697
Stock based compensation	36,667	303,642
Changes in operating assets and liabilities:
Due from Rose Petroleum	27,147	(27,147)
Prepaid expenses and other assets	(109,402)	1,354
Accounts payable and accrued liabilities	396,114	229,259
Accrued interest	451,029	83,331
Net cash used in operating activities	(642,355)	(465,926)
Investing activities:
Purchase of plant, property and equipment	(15,760)	0
Payment installment on El Dorado acquisition	(50,000)	0
Purchase of Rio Silver equity securities	0	(58,297)
Payment of option to acquire SDA mill	0	(1,000,000)
Net cash used in investing activities	(65,760)	(1,058,297)
Financing activities:
Proceeds from advances from related parties	19,300	34,150
Payments on advances from related parties	(19,300)	(26,050)
Payments on expenses paid on related party credit card	(101,181)	0
Proceeds from Notes payable - related parties	160,700	1,075,000
Payments of Notes payable - related parties	(60,700)	0
Proceeds from Line of credit- related party	20,000	0
Proceeds from convertible notes	300,000	267,150
Proceeds from convertible notes- related parties	150,000	0
Payments on convertible notes	(306,896)	0
Proceeds from sale of common stock and warrants	460,000	175,000
Proceeds from exercise of warrants	120,000	0
Net cash provided by financing activities	741,923	1,525,250
Effect of foreign currency exchange	(29,367)	(1,091)
Net increase in cash	4,441	(64)
Cash at beginning of period	421	485
Cash at end of period	4,862	421
Supplemental disclosure of cash flow information
Cash paid for interest	90,373	382
Cash paid for income taxes	0	0
Non-cash financing and investing activities:
Conversion of line of credit to common stock	100,000	0
Conversion of advances - related party to common stock	8,100	0
Conversion of accrued wages to common stock	90,000	0
Common stock issued for prepaid assets	18,235	0
Deemed dividend on true-up share issuance	323,792	0
Adoption of ASU 2016-01	8,518	0
Common stock issued for prepaid services contracts	0	120,000
Common stock issued for purchase of SDA Mill	0	426,025
Conversion of accounts payable- related party to note payable	0	100,000
Notes payable- Rose Petroleum purchase of SDA Mill	0	50,000
Dr. Carson capital contribution for waiver of accrued wages	0	150,000
Conversion of notes payable and accrued interest to common stock	187,248	26,055
Warrant derivative liability	168,791	0
Resolution of derivative liability	239,262	777,276
Expenses paid by related party credit cards	125,945	0
Unrealized loss on available-for-sale securities	$ 0	$ 8,518